Accounts Payable	4 Months Ended
Dec. 31, 2013
Accounts Payable [Abstract]
ACCOUNTS PAYABLE
NOTE 5 – ACCOUNTS PAYABLE

As of December 31, 2013, the Company’s accounts payable totaled $48,456. The following table shows the content of the account as of December 31, 2013:

Professional Fees	$48,456
Total Accounts Payable	$48,456